Subsequent Events - Summary of outstanding of the registered debt securities issued (Detail) - Registered Debt Securities Issued [Member] - Pemex Exploration And Production Pemex Industrial Transformation And Pemex Logistics [Member] - Petroleos Mexicanos [member]
$ in Thousands
Mar. 31, 2022 USD ($)
Six Point Eight Seven Five Percent Notes Due Two Thousand And Twenty Five [Member]
Disclosure Of Outstanding Of The Registered Debt Securities Issued [Line Items]
Details of guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Notes and debentures issued	$ 901,836
Six Point Seven Percent Notes Due Two Thousand And Twenty Seven [Member]
Disclosure Of Outstanding Of The Registered Debt Securities Issued [Line Items]
Details of guarantors	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Notes and debentures issued	$ 6,779,842